Employee stock incentive plans	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Employee stock incentive plans
30. Employee stock incentive plans
The stock compensation expense recognized for employee services received during the year ended March 31, 2018, 2019 and 2020, were
₹
1,347,
₹
1,938, and
₹
1,262, respectively.
Wipro Equity Reward Trust (“WERT”)
In 1984, the Company established a controlled trust called the Wipro Equity Reward Trust (“WERT”). In the earlier years, WERT purchased shares of the Company out of funds borrowed from the Company. The Company’s Board Governance, Nomination and Compensation Committee recommends to WERT certain officers and key employees, to whom WERT issues shares from its holdings at nominal price subject to vesting conditions. WERT held 23,097,216, 27,353,853 and 22,746,081 treasury shares as at March 31, 2018, 2019 and 2020, respectively.
Wipro Employee Stock Option Plans and Restricted Stock Unit Option Plans
A summary of the general terms of grants under stock option plans and restricted stock unit option plans are as follows:

Name of Plan	Number of Options reserved under the plan	Range of Exercise Price
Wipro ADS Restricted Stock Unit Plan (WARSUP 2004 plan) *	59,797,979	US$	0.03
Wipro Employee Restricted Stock Unit Plan 2005 (WSRUP 2005 plan) *	59,797,979	₹	2
Wipro Employee Restricted Stock Unit Plan 2007 (WSRUP 2007 plan) *	49,831,651	₹	2
Wipro Equity Reward Trust Employee Stock Purchase Plan, 2013 **	39,546,197	₹	2
Wipro Employee Stock Option plan 2000 (2000 plan) ***	747,474,747	₹	171 - 490
Employees covered under Stock Option Plans and Restricted Stock Unit (
“
RSU
”
) Option Plans (collectively “
Stock Option Plans
”) are granted an option to purchase shares of the Company at the respective exercise prices, subject to requirements of vesting conditions. These options generally vest in tranches over a period of two to four years from the date of grant. Upon vesting, the employees can acquire one equity share for every option.

*	The maximum contractual term for these Stock Option Plans and RSU Option Plans is perpetual until the options are available for grant under the plan.
**	The maximum contractual term for these Stock Option Plans is up to May 29, 2023 until the options are available for grant under the plan.
***	The maximum contractual term for these Stock Option Plans is up to July 26, 2020 until the options are available for grant under the plan.

The activity in these stock option plans and restricted stock unit option plan is summarized below:

			Year ended March 31,
			2018			2019			2020
Particulars	Range of exercise price		Numbers	Weighted Average Exercise Price		Numbers	Weighted Average Exercise Price		Numbers	Weighted Average Exercise Price
Outstanding at the beginning of the year	₹	480.20	20,181	₹	480.20	—	₹	480.20	—	₹	480.20
	₹	2	7,952,083	₹	2	13,543,997	₹	2	17,607,463	₹	2
	US$	0.03	5,288,783	US$	0.03	10,199,054	US$	0.03	14,446,790	US$	0.03

Bonus on outstanding (Refer to Note 22)	₹	480.20	—	₹	480.20	—	₹	480.20	—	₹	480.20
	₹	2	6,968,406	₹	2	4,773,755	₹	2	—	₹	2
	US$	0.03	4,077,070	US$	0.03	3,957,434	US$	0.03	—	US$	0.03

Granted *	₹	480.20	—	₹	480.20	—	₹	480.20	—	₹	480.20
	₹	2	4,612,400	₹	2	4,607,000	₹	2	5,662,500	₹	2
	US$	0.03	3,897,000	US$	0.03	4,849,000	US$	0.03	5,341,000	US$	0.03

Exercised	₹	480.20	(20,181)	₹	480.20	—	₹	480.20	—	₹	480.20
	₹	2	(5,325,217)	₹	2	(2,739,097)	₹	2	(4,610,572)	₹	2
	US$	0.03	(2,565,976)	US$	0.03	(1,541,803)	US$	0.03	(2,496,125)	US$	0.03

Modification to Cash Settled RSU’s **	₹	480.20	—		—	—		—	—		480.20
	₹	2	—		—	—		—	—		2.00
	US$	0.03	—		—	—		—	(5,681,966)	US$	0.03

Forfeited and expired	₹	480.20	—	₹	480.20	—	₹	480.20	—	₹	480.20
	₹	2	(663,675)	₹	2	(2,578,192)	₹	2	(3,065,201)	₹	2
	US$	0.03	(497,823)	US$	0.03	(3,016,895)	US$	0.03	(3,755,159)	US$	0.03

Outstanding at the end of the year	₹	480.20	—	₹	480.20	—	₹	480.20	—	₹	480.20
	₹	2	13,543,997	₹	2	17,607,463	₹	2	15,594,190	₹	2
	US$	0.03	10,199,054	US$	0.03	14,446,790	US$	0.03	7,854,540	US$	0.03

Exercisable at the end of the year	₹	480.20	—	₹	480.20	—	₹	480.20	—	₹	480.20
	₹	2	1,875,994	₹	2	1,300,781	₹	2	1,502,957	₹	2
	US$	0.03	789,962	US$	0.03	948,877	US$	0.03	1,212,560	US$	0.03

As at March 31, 2020, 4,721,388 units (net of units that were exercised or lapsed and forfeited) of Cash Settled RSU were outstanding which include 63,999 exercisable units. The carrying value of liability towards Cash Settled RSU’s outstanding was
₹
496 which includes
₹
15 towards exercisable units as at March 31, 2020.

*
Includes 1,097,600, 1,567,000 and 2,461,500 Performance based stock options (RSU) during the year ended March 31, 2018, 2019 and 2020, respectively. 1,113,600, 1,673,000 and 2,524,600 Performance based stock options (ADS) during the year ended March 31, 2018, 2019 and 2020, respectively. Performance based stock options (RSU) were issued under Wipro Employee Restricted Stock Unit plan 2007 (WSRUP 2007 plan) and Performance based stock options (ADS) were issued under Wipro ADS Restricted Stock Unit Plan (WARSUP 2004 plan).

**	Restricted Stock Units arrangement that were modified during the year ended March 31, 2020
Pursuant to the Securities Exchange Board of India (
“SEBI”
) circular dated October 10, 2019 prohibiting issuance of depository receipts by listed companies to
Non-Resident
Indians (“
NRIs”
), the Board Governance, Nomination and Compensation Committee in November, 2019 approved cash pay out to its NRI employees in lieu of shares and upon exercise of vested ADS RSU under the Company’s WARSUP 2004 Plan, based on prevailing market price of ADS on the date of exercise. This change was accounted for as a modification and the fair value on the date of modification of
₹
561 has been recognized as financial liability with a corresponding adjustment to equity.
The following table summarizes information about outstanding stock options and restricted stock unit option plan :

	Year ended March 31,
	2018				2019				2020
Range of exercise price	Numbers	Weighted Average Remaining life (months)	Weighted Average Exercise Price		Numbers	Weighted Average Remaining life (months)	Weighted Average Exercise Price		Numbers	Weighted Average Remaining life (months)	Weighted Average Exercise Price
₹ 2	13,543,997	27	₹	2	17,607,463	24	₹	2	15,594,190	23	₹	2
US $ 0.03	10,199,054	28	US$	0.03	14,446,790	26	US$	0.03	7,854,540	23	US$	0.03

The weighted-average grant-date fair value of options granted during the year ended March 31, 2018, 2019 and 2020 was
₹
337.74,
₹
349.81, and
₹
260.65 for each option, respectively. The weighted average share price of options exercised during the year ended March 31, 2018, 2019 and 2020 was
₹
303.44,
₹
325.85, and
₹
267.04 for each option, respectively.